Capitalized Software Development Cost, Net	12 Months Ended
Mar. 31, 2026
Capitalized Software Development Cost Net
Capitalized Software Development Cost, Net

Note 7 - Capitalized Software Development Cost, Net

	For the Years Ended March 31,
	2026	2025
Software Development Cost	$2,959,036	$2,812,770
Less: Accumulated amortization	(2,863,547)	(2,610,605)
Capitalized software development cost, net	$95,489	$202,166

Amortization expenses were $113,825 and $208,273 for the years ended March 31, 2026 and 2025, respectively. There was no impairment of capitalized software development costs for the years ended March 31, 2026 and 2025, respectively.

The following is a schedule, by fiscal years, of amortization amount of capitalized software development cost as of March 31, 2026:

2027	93,002
2028	2,487
Total	$95,489